Leases (Details) - Schedule of Lease Expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Finance lease cost:
Amortization of right-of-use assets						$ 3,298
Interest on lease liabilities	131,166	155,362	267,209	316,481
Operating lease cost	86,325	128,076	194,570	260,282	516,219	540,908
Short term lease cost	93,551	24,598	172,923	79,673	423,693	181,337
Total lease cost	$ 311,042	$ 308,036	$ 634,702	$ 656,436	$ 1,565,435	$ 1,569,967